Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2020			2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€35	€4,838	€4,873	€38	€5,024	€5,062
Health care and life insurance plans	119	2,114	2,233	132	2,157	2,289
Other post-employment benefits	61	702	763	63	730	793
Other provisions for employees	377	674	1,051	311	596	907
Total Employee benefits liabilities	€592	€8,328	€8,920	€544	€8,507	€9,051

Defined benefit obligations
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2020	2019
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€24,361	€25,024
Health care and life insurance plans	2,233	2,289
Other post-employment benefits	763	793
Total present value of defined benefit obligations (a)	27,357	28,106

Fair value of plan assets (b)	20,258	20,729
Asset ceiling (c)	17	18
Total net defined benefit plans (a - b + c)	7,116	7,395
of which:
Net defined benefit liability (d)	7,869	8,144
Defined benefit plan asset	(753)	(749)

Other provisions for employees (e)	1,051	907
Total Employee benefits liabilities (d + e)	€8,920	€9,051
The following table summarizes changes in the pension plans:

	2020				2019
	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)
	(€ million)
At January 1	€25,024	€(20,729)	€18	€4,313	€22,767	€(18,819)	€13	€3,961
Included in the Consolidated Income Statement	954	(566)	—	388	1,111	(713)	—	398
Included in Other comprehensive income:
Actuarial (gains)/losses from:
Demographic and other assumptions	(10)	—	—	(10)	(359)	—	—	(359)
Financial assumptions	1,868	—	—	1,868	2,773	—	—	2,773
Return on assets	—	(1,923)	—	(1,923)	—	(2,454)	—	(2,454)
Changes in the effect of limiting net assets	—	—	—	—	—	—	3	3
Changes in exchange rates	(1,992)	1,603	(1)	(390)	618	(564)	2	56
Other:
Employer contributions	—	(113)	—	(113)	—	(48)	—	(48)
Plan participant contributions	2	(2)	—	—	2	(2)	—	—
Benefits paid	(1,485)	1,472	—	(13)	(1,520)	1,506	—	(14)
Settlements paid	—	—	—	—	(394)	394	—	—
Transfer to Liabilities held for sale	—	—	—	—	—	—	—	—
Other changes	—	—	—	—	26	(29)	—	(3)
At December 31	€24,361	€(20,258)	€17	€4,120	€25,024	€(20,729)	€18	€4,313
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2020	2019
	(€ million)
Present value of obligations at January 1	€2,289	€2,216
Included in the Consolidated Income Statement	94	115
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(24)	(215)
- Financial assumptions	179	251
Effect of movements in exchange rates	(186)	57
Other:
Benefits paid	(119)	(135)
Transfer to Liabilities held for sale	—	—
December 31	€2,233	€2,289
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2020	2019
	(€ million)
Present value of obligations at January 1	€793	€819
Included in the Consolidated Income Statement	14	20
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(18)	11
- Financial assumptions	13	41
Effect of movements in exchange rates	(7)	3
Other:
Benefits paid	(32)	(90)
Transfer to Liabilities held for sale	—	(20)
Other changes	—	9
Present value of obligations at December 31	€763	€793

Disclosure of information about maturity profile of defined benefit obligation
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2021	€1,383
2022	€1,364
2023	€1,351
2024	€1,353
2025	€1,345
2026-2030	€6,665
The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2021	€119
2022	€118
2023	€117
2024	€117
2025	€117
2026-2030	€572

Amounts recognized in the consolidated income statement
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current service cost	€175	€156	€172
Interest expense	771	969	925
Interest income	(646)	(795)	(759)
Other administration costs	80	82	79
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	8	(14)	92
Items relating to discontinued operations	—	—	—
Total recognized in the Consolidated Income Statement	€388	€398	€509
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current service cost	€21	€20	€22
Interest expense	73	96	88
Past service costs/(credits) and losses/(gains) arising from settlements	—	(1)	—
Total recognized in the Consolidated Income Statement	€94	€115	€110
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current service cost	€7	€6	€9
Interest expense	7	12	14
Past service costs/(credits) and losses/(gains) arising from settlements	—	1	—
Items relating to discontinued operations	—	1	—
Total recognized in the Consolidated Income Statement	€14	€20	€23

Fair value of plan assets by class
The fair value of plan assets by class was as follows:

	At December 31,
	2020		2019
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€846	€799	€699	€681
U.S. equity securities	1,220	1,219	1,407	1,405
Non-U.S. equity securities	670	670	781	781
Commingled funds	1,480	506	1,596	422
Equity instruments	3,370	2,395	3,784	2,608
Government securities	2,823	833	3,179	1,191
Corporate bonds (including convertible and high yield bonds)	5,797	—	5,553	—
Other fixed income	1,487	185	1,536	174
Fixed income securities	10,107	1,018	10,268	1,365
Private equity funds	2,332	—	2,297	—
Commingled funds	70	66	65	62
Real estate funds	1,173	3	1,349	3
Hedge funds	2,199	62	2,072	38
Investment funds	5,774	131	5,783	103
Insurance contracts and other	161	66	195	66
Total fair value of plan assets	€20,258	€4,409	€20,729	€4,823

Weighted average assumptions
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2020			2019
	U.S.	Canada	UK	U.S.	Canada	UK
Discount rate	2.6%	2.5%	1.6%	3.3%	3.1%	2.0%
Future salary increase rate	—%	3.5%	2.7%	—%	3.5%	2.7%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2020		2019
	U.S.	Canada	U.S.	Canada
Discount rate	2.7%	2.7%	3.4%	3.1%
Salary growth	1.5%	1.3%	1.5%	1.0%
Weighted average ultimate healthcare cost trend rate	4.0%	4.0%	4.4%	4.0%